Appendix II: Board and Senior Management Compensation	12 Months Ended
Dec. 31, 2022
Disclosure Of Compensation [Abstract]
Appendix II: Board and Senior Management Compensation
Appendix II: Board and Senior Management Compensation
TELEFÓNICA, S.A.
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	1,923,100	—	—	4,198,897	—	6,085	6,128,082
Mr. Isidro Fainé Casas	—	200,000	—	—	80,000	—	280,000
Mr. José María Abril Pérez	—	200,000	9,000	—	91,200	—	300,200
Mr. José Javier Echenique Landiríbar	—	200,000	24,000	—	113,600	—	337,600
Mr. Ángel Vilá Boix	1,600,000	—	—	2,911,200	—	24,514	4,535,714
Mr. Juan Ignacio Cirac Sasturain	—	120,000	30,000	—	33,600	—	183,600
Mr. Peter Erskine	—	120,000	19,000	—	113,600	—	252,600
Ms. Carmen García de Andrés	—	120,000	32,000	—	33,600	—	185,600
Ms. María Luisa García Blanco	—	120,000	32,000	—	44,800	—	196,800
Mr. Peter Löscher	—	120,000	23,000	—	113,600	—	256,600
Ms. Verónica Pascual Boé	—	120,000	7,000	—	11,200	—	138,200
Mr. Francisco Javier de Paz Mancho	—	120,000	33,000	—	124,800	—	277,800
Mr. Francisco José Riberas Mera	—	120,000	—	—	—	—	120,000
Ms. María Rotondo Urcola	—	120,000	20,000	—	22,400	—	162,400
Ms. Claudia Sender Ramírez	—	120,000	18,000	—	22,400	—	160,400
[1]Salary: Regarding Mr José María Álvarez-Pallete López and Mr Ángel Vilá Boix, the amount includes the non-variable remuneration earned from their executive functions.
[2]Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, whether or not it can be consolidated over time, earned by the member for his/her position on the Board, regardless of the effective attendance of the member to board meetings.
[3] Allowances: Total amount of allowances for attending Advisory or Steering Committee meetings.
[4]Short-term variable remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2022 and to be paid in the year 2023. In reference to the bonus corresponding to 2021, which was paid in 2022, Executive Board Member Mr José María Álvarez-Pallete López received 3,807,738 euros and Executive Board Member Mr Ángel Vilá Boix received 2,640,000 euros.
[5]Remuneration for belonging to the Board Committees: Amount of items other than allowances, which the directors are beneficiaries through their position on the Executive Commission and the Advisory or Steering Committees, regardless of the effective attendance of the board member such Committee meetings.
[6]Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by Telefónica, S.A.
The following table breaks down the amounts accrued and/or received from other companies of the Telefónica Group other than Telefónica, S.A. individually, by the Board Members of the Company, by the performance of executive functions or by their membership to the Board of Directors of such companies:
OTHER COMPANIES OF THE TELEFÓNICA GROUP
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	—	—	—	—	—	—	—
Mr. Isidro Fainé Casas	—	—	—	—	—	—	—
Mr. José María Abril Pérez	—	—	—	—	—	—	—
Mr. José Javier Echenique Landiríbar	—	90,000	—	—	—	87,500	177,500
Mr. Ángel Vilá Boix	—	—	—	—	—	—	—
Mr. Juan Ignacio Cirac Sasturain	—	—	—	—	—	90,457	90,457
Mr. Peter Erskine	—	80,000	—	—	—		80,000
Ms Carmen García de Andrés	—	—	—	—	—	—	—
Ms. María Luisa García Blanco	—	—	—	—	—	87,500	87,500
Mr. Peter Löscher	—	119,000	—	—	—	—	119,000
Ms. Verónica Pascual Boé	—	—	—	—	—	60,457	60,457
Mr. Francisco Javier de Paz Mancho	—	170,727	—	—	—	155,000	325,727
Mr. Francisco José Riberas Mera	—	—	—	—	—	—	—
Ms. María Rotondo Urcola	—	—	—	—	—	—	—
Ms. Claudia Sender Ramírez	—	—	—	—	—	127,957	127,957
1. Salary: Amount of non-variable remuneration earned by the Director from other companies of the Telefónica Group for his/her executive functions.
2. Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, subject to consolidation over time or not, earned by the member for his/her position on the boards of other companies of the Telefónica Group.
3. Allowances: Total amount of the allowances for attending the board meetings of other companies of the Telefónica Group.
4. Variable short-term remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2022 and to be paid in the year 2023 by other companies of the Telefónica Group.
5. Remuneration for belonging to the Board Committees of other companies of the Telefónica Group: Amount of items other than allowances, which the directors are beneficiaries through their position on the Advisory or Steering Committees of other companies of the Telefónica Group, regardless of the effective attendance of the board member such Committee meetings.
6. Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by other companies of the Telefónica Group. Also included are the amounts received for membership of the Advisory Boards of Telefónica España, Telefónica Hispanoamérica, Telefónica Tech and Telefónica Ingeniería de Seguridad.

Additionally, as mentioned in the Remuneration Policy section, the Executive Board Members have a series of Assistance Services. Below, the contributions made during 2022 are detailed for the Company to long-term savings systems (Pension Plans and Social Welfare Plan):

LONG-TERM SAVINGS SYSTEMS
(Amounts in euros)

Directors	Contributions for fiscal year 2022
Mr. José María Álvarez-Pallete López	673,085
Mr. Ángel Vilá Boix	560,000
The breakdown of the long-term saving systems includes contributions to Pension Plans, to the Benefit Plan and to the Unit link-type Insurance, as set out below:
(Amounts in euros)

Directors	Contribution to Pension Plans	Contribution to Executive Social Welfare Plan[1]	Contributions to Unit link-type Insurance/Pension Plan Surplus[2]
Mr. José María Álvarez-Pallete López	7,574	540,968	124,543
Mr. Ángel Vilá Boix	6,721	487,840	65,439
1. Contributions to the Executive Social Welfare Plan established in 2006, financed exclusively by the Company, to complement the current Pension Plan, which involves defined contributions equivalent to a certain percentage of the fixed remuneration of the Director, depending on the professional levels in the organization of the Telefónica Group.
2. Contributions to Unit link-type Insurance/Pension Plan Surplus: In 2015 and 2021, applicable law reduced the financial and tax limits of the contributions to Pension Plans; for this reason, in order to compensate for the difference in favor of the Beneficiaries, a Unit-link type group insurance policy was arranged to channel such differences that occur during each fiscal year.
This Unit-link type insurance is arranged with the entity Plus Ultra, Seguros Generales y Vida, S.A. de Seguros y Reaseguros (after the merger through absorption of Seguros de Vida y Pensiones Antares, S.A.U. by Plus Ultra), and covers the same contingencies as those of the “Pension Plan” and the same exceptional liquidity events in case of serious illness or long-term unemployment.
The 2022 amounts for life insurance premiums were as follows:
LIFE INSURANCE PREMIUMS
(Amounts in euros)

Directors	Life insurance premiums
Mr. José María Álvarez-Pallete López	74,699
Mr. Ángel Vilá Boix	58,820
REMUNERATION PLANS BASED ON SHARES
As regards to remuneration plans based on shares (involving Executive Directors), the following long-term variable remuneration plans were in existence during the year 2022:

The so-called Performance Share Plan ("PSP"), made up of three cycles (2018-2021; 2019-2022; 2020-2023), approved by the General Shareholders' Meeting held on June 8, 2018.

The maximum number of Telefónica shares to be delivered depends (i) 50% of the compliance with the targets set out for Total Shareholder Return ("TSR") on Telefónica, S.A. shares with respect to the TSRs of a comparison group of companies in the telecommunications sector weighted according to their relevance to Telefónica, and (ii) 50%, of the Free Cash Flow (the "FCF") of the Telefónica Group.

The target measurement period for the First Cycle started on January 1, 2018 and ended on December 31, 2020, resulting in a weighted payout ratio of 50%. Notwithstanding the foregoing, the Executive Chairman stated to the Nominating, Compensation and Corporate Governance Committee, at its meeting of February 23, 2021, that he considered it appropriate to propose his waiver of the incentive, as a gesture of responsibility towards the company, customers, shareholders and employees of Telefónica, as well as a measure of prudence following the economic effects derived from COVID-19. The CEO expressed the same view. The resignation was accepted by the Board of Directors.
The target measurement period for the Second Cycle started on January 1, 2019 and ended on December 31, 2021, resulting in a weighted payout ratio of 50%. The evaluation of the degree of compliance was carried out on the basis of the evolution of the share price, as well as the audited results of the Company. Thus, at the end of the Plan's Second Cycle, Executive Directors received 234,000 gross shares in the case of the Executive Chairman, Mr. José María Álvarez-Pallete López, and 173,500 gross shares in the case of the Chief Operating Officer (C.O.O.) Mr. Ángel Vilá Boix.

The target measurement period of the Third and last Cycle started on January 1, 2020 and ended on December 31, 2022.
This Cycle had a maximum of 465,000 shares allocated on January 1, 2020, to the executive Directors, with a unit fair value of 3.2136 euros per share for FCF ("Free Cash Flow") and 1.6444 euros for TSR ("Total Shareholder Return"). At the end of the cycle date, Kepler has submitted the Nominating, Compensation and Good Governance Committee the calculation of Total Shareholder Return for Telefónica, S.A., which has concluded below the median according to the performance scale. Therefore, there is no right to perceive the number of shares linked to the relative TSR objective.
With respect to Free Cash Flow objective, considering the partial fulfillment of 2020, 2021 and 2022, the average weighted payment coefficient is 50%. Performance assessment has been carried out based on the results audited both by independent and internal auditors of the Company, analyzed firstly by the Audit and Control Committee and subsequently submitted to the Nominating, Compensation and Corporate Governance Committee and approved by the Board of Directors.
Thus, at the end of the Plan's Third and last Cycle, Executive Directors are entitled to receive 133,500 gross shares in the case of the Executive Chairman, Mr. José María Álvarez-Pallete López, and 99,000 gross shares in the case of the Chief Operating Officer (C.O.O.) Mr Ángel Vilá Boix.
On the other hand, the denominated Performance Share Plan (PSP), consisting of three cycles (2021-2024; 2022- 2025; 2023-2026), approved by the Ordinary General Meeting of Shareholders held on April 23, 2021, was also in force during the financial year 2022.

There were two Cycles of the Plan in force during the 2022 financial year. The First Cycle, which started on January 1, 2021 and will end on December 31, 2023. If targets are met, the shares will be delivered in 2024. And the Second Cycle, which started on January 1, 2022 and will end on December 31, 2024. If targets are met, the shares will be delivered in 2025.

In both Cycles, the number of Telefónica, S.A. shares that, within the established maximum, could be delivered, as the case may be, to the Participants, is conditioned and is determined based on the compliance of the established targets: 50% of the compliance of the Total Shareholder Return objective (the TSR) of the Telefónica, S.A. share, 40% of the generation of Free Cash Flow of the Telefónica Group (the FCF), and 10% of the Neutralization of CO2 Emissions.

To determine compliance with the TSR target and calculate the specific number of shares to be delivered for this concept, the performance of the TSR on Telefónica, S.A.'s shares will be measured during the measurement period of each three-year cycle, in relation to the TSRs experienced by certain companies in the telecommunications sector, weighted according to their relevance to Telefónica, S.A., which for purposes of the Plan will constitute a comparison group (hereinafter the "Comparison Group"). The companies included in the Comparison Group are listed below: América Móvil, BT Group, Deutsche Telekom, Orange, Telecom Italia, Vodafone Group, Proximus, Koninklijke KPN, Millicom, Swisscom, Telenor, TeliaSonera, TIM Brasil, and Liberty Global.

With regard to complying with the TSR objective, the Plan will foresee that the number of shares to be delivered associated with meeting this objective will range from 15% of the number of theoretical shares assigned, assuming that the TSR performance of Telefónica, S.A. shares is at least the median of the comparison group, to 50% if the performance is in the third quartile or above in the Comparison Group, with the percentage calculated by linear interpolation for cases falling between the median and third quartile.

In order to determine the compliance with the FCF objective and calculate the specific number of shares to be delivered for this concept, the FCF level generated by the Telefónica Group during each year will be measured and compared to the value set in the budgets approved by the Board of Directors for each financial year.

With regard to the FCF, for each of the two cycles in force during the fiscal year 2022, the Board of Directors, at the proposal of the Appointments, Remunerations and Corporate Governance Committee, determined a scale of achievement that includes a minimum threshold of 90% compliance, below which no incentive is paid and compliance with which will entail the delivery of 20% of the theoretical shares assigned, and a maximum level of 100% compliance, which will entail the delivery of 40% of the theoretical shares assigned.

To determine compliance with the CO2 Emissions Neutralization target and calculate the specific number of shares to be delivered for this item, the level of CO2 emissions neutralization achieved at the end of the cycle will be measured, with the incentive being paid upon reaching a certain level of scope 1 + 2 emissions reduction.
The level of direct and indirect CO2 emissions from our daily activity shall be calculated according to the following:

CO2 Emission = Activity x Emission Factor, where:
- Activity: Amount of energy, fuel, gas, etc. consumed by the Company.
- Emission Factor: Amount of CO2 emitted to the atmosphere by the consumption of each unit of activity.

The emission factor provided by official sources (European Union, Ministries, CNMC, etc.) is used for electricity and the GHG Protocol emission factors are used for fuels.

At the beginning of both cycles, the Board of Directors, at the proposal of the Appointments, Remunerations and Corporate Governance Committee, determined a scale of achievement that includes a minimum threshold of 90% compliance, below which no incentive is paid and compliance with which will entail the delivery of 5% of the theoretical shares assigned, and a maximum level of 100% compliance, which will entail the delivery of 10% of the theoretical shares assigned. In addition, a minimum level of emission reductions of Scope 1 + 2 will need to be achieved for the incentive to be paid.

In any case, 100% of the shares delivered under the Plan to the Executive Directors and other Participants as determined by the Board of Directors shall be subject to a two-year holding period.

In addition, in accordance with the provisions of the Remuneration Policy for Directors of Telefónica, SA, the Executive Directors must maintain (directly or indirectly) a number of shares (including those delivered as remuneration) equivalent to two years of their Gross Fixed Remuneration, as long as they continue to belong to the Board of Directors and perform executive functions. Until such time as this requirement is met, the holding period for any shares delivered under the Plan to Executive Directors will be three years.

The maximum number of allocated shares to be delivered in the event of maximum compliance with the TSR (Total Shareholder Return), FCF (Free Cash Flow) and CO2 Emission Neutralization targets set for the First and Second Cycle of the Plan is shown below.
PSP - First Cycle / 2021-2024

Directors	Maximum number of shares (*)
Mr. José María Álvarez-Pallete López	1,094,000
Mr. Ángel Vilá Boix	819,000
(*) Maximum possible number of shares to be received in case of maximum completion of TSR, FCF and Neutralization of CO2 Emissions target.

In any case, it is noted that no shares have been delivered to Executive Directors under the first cycle of the PSP and that the above table only reflects the number of potentially deliverable shares, without in any way implying that all or part of the shares will actually be delivered.
PSP - Second Cycle / 2022-2025

Directors	Maximum number of shares (*)
Mr. José María Álvarez-Pallete López	995,000
Mr. Ángel Vilá Boix	745,000
(*) Maximum possible number of shares to be received in case of maximum completion of TSR, FCF and Neutralization of CO2 Emissions target.

In any case, it is noted that no shares have been delivered to Executive Directors under the second cycle of the PSP and that the above table only reflects the number of potentially deliverable shares, without in any way implying that all or part of the shares will actually be delivered.
On the other hand, Telefónica, S.A. General Meeting of Shareholders held on April 8, 2022, approved a new Global Telefónica, S.A. Incentive Share Purchase Plan for Telefónica Group Employees, in which the Executive Directors participate as a token of their commitment to the Company and in order to encourage other employees to participate in the Global Plan. The Plan will end in March 2024, and the maximum amount that each employee can allocate to it is 1,800 euros.
In addition, it should be noted that the external directors of the company do not perceive nor have perceived remuneration during the year 2022 in concept of pensions or life insurance, nor do they participate in compensation plans referenced to the value of the share price.

Furthermore, the company does not grant nor has granted during the year 2022, an advance, loan or credit in favor of its Board Members or its Senior Management, complying with the requirements of the Sarbanes-Oxley Act published in the United States, which is applicable to Telefónica as a listed company in this market.
Remuneration of the Company’s Senior Management
As for the Directors who made up the Senior Management[1] of the company in the year 2022, excluding those who form an integral part of the Board of Directors, have accrued a total amount of 9,381,900 euros during the 2022 fiscal year.
In addition, and in terms of long-term savings systems, the contributions made by the Telefónica Group during the year 2022 to the Social Security Plan described in the "Income and expenditure" note with regard to these directors increased to 943,754 euros; the contributions corresponding to the Pension Plan increased to 214,600 euros; the contributions to the Seguro Unit link-Excess Pension Fund increased to 112,712 euros.
Furthermore, the amount related to the remuneration in kind (which includes the fees for life insurance and other insurance, such as the general medical and dental coverage, and vehicle insurance) was 185,657 euros.
On the other hand, regarding share-based remuneration plans, during the year 2022, there were in force the following long-term variable remuneration plans:
The so-called "Performance Share Plan" ("PSP"), made up of three cycles (2018-2021; 2019-2022; 2020-2023), approved by the General Shareholders' Meeting held on June 8, 2018.
The target measurement period of the First Cycle started on January 1, 2018 and ended on December 31, 2020, resulting in a weighted payment coefficient of 50%.Consequently, the number of shares corresponding to the First Cycle (2018-2021) of the Performance Share Plan that were delivered in the 2021 financial year to the Company's Senior Executives amounted to 220,085 gross shares.
The target measurement period of the Second Cycle started on January 1, 2019 and ended on December 31, 2021, resulting in a weighted payment coefficient of 50%. Consequently, the number of shares corresponding to the Second Cycle (2019-2022) of the Performance Share Plan that were delivered in the 2022 financial year to the Company's Senior Executives amounted to 256,246 gross shares.
The target measurement period of the Third and last Cycle started on January 1, 2020 and ended on December 31, 2022. This cycle had a maximum of 316,762 shares allocated on January 1, 2020 to the group of directors forming part of the Company's Senior Management, with a unit fair value of 3.2136 euros per share for FCF and 1.6444 euros for TSR. At the end of the cycle date, Kepler has submitted the Nominating, Compensation and Good Governance Committee the calculation of TSR for Telefónica, S.A., which has concluded below the median according to the performance scale. Therefore, there is no right to perceive the number of shares linked to the relative TSR objective.
With respect to Free Cash Flow objective, considering the partial fulfillment of 2020, 2021 and 2022, the average weighted payment coefficient is 50%. Performance assessment has been carried out based on the results audited both by independent and internal auditors of the Company, analyzed firstly by the Audit and Control Committee and subsequently submitted to the Nominating, Compensation and Corporate Governance Committee and approved by the Board of Directors.
Thus, at the end of the Third Cycle (2020-2023) of the Performance Share Plan, the Company's Senior Executives are entitled to receive 158,381 gross shares.
On the other hand, the Performance Share Plan (PSP), consisting of three cycles (2021-2024; 2022-2025; 2023- 2026), approved by the Ordinary General Meeting of Shareholders held on April 23, 2021, was also in force during the financial year 2022.
The target measurement period of the First Cycle started on January 1, 2021 and will end on December 31, 2023. The maximum number of shares allocated to be delivered in 2023 in the event of maximum compliance with the TSR (Total Shareholder Return), FCF (Free Cash Flow) and CO2 Emission Neutralization targets set for the First Cycle (2021-2024) for all the Company's Senior Executives was 1,333,081.
The target measurement period of the Second Cycle started on January 1, 2022 and will end on December 31, 2024. The maximum number of shares allocated to be delivered in 2025 in the event of maximum compliance with the TSR (Total Shareholder Return), FCF (Free Cash Flow) and CO2 Emission Neutralization targets set for the Second Cycle (2022-2025) for all the Company's Senior Executives was 1,241,015.
On the other hand, Telefónica, S.A. General Meeting of Shareholders held on April 8, 2022, approved a new Global Telefónica, S.A. Incentive Share Purchase Plan for Telefónica Group Employees, in which the Senior Management participate as a token of their commitment to the Company and in order to encourage other employees to participate in the Plan. The Plan will end in March 2024, and the maximum amount that each employee can allocate to it is 1,800 euros.1For these purposes, Senior Management is understood to be those persons who perform, de jure or de facto, senior management functions reporting directly to the Board of Directors or Executive Committees or Managing Directors of the Company, including, in all cases, the person responsible for Internal Audit.